Consolidated Statements of Partners' Capital - USD ($)	Total	General Partner	Number of Units	Limited Partner [Member]	Unallocated Deficit of Consolidated Variable Interest Entities	Noncontrolling Interest	Accumulated Other Comprehensive Income (Loss)	Ohio Properties [Member]	Ohio Properties [Member] General Partner	Ohio Properties [Member] Limited Partner [Member]	Ohio Properties [Member] Unallocated Deficit of Consolidated Variable Interest Entities	Ohio Properties [Member] Noncontrolling Interest	Ohio Properties [Member] Accumulated Other Comprehensive Income (Loss)	Greens of Pine Glen [Member]	Greens of Pine Glen [Member] General Partner	Greens of Pine Glen [Member] Limited Partner [Member]	Greens of Pine Glen [Member] Unallocated Deficit of Consolidated Variable Interest Entities	Greens of Pine Glen [Member] Noncontrolling Interest	Greens of Pine Glen [Member] Accumulated Other Comprehensive Income (Loss)
Stock Issued During Period, Shares, New Issues			12,650,000
Balance at Dec. 31, 2011	$ 131,589,045	$ (354,006)		$ 154,911,228	$ (23,512,962)	$ 544,785	$ 95,894
Partners' Capital Account, Units at Dec. 31, 2011			30,122,928
Limited Partners Interest in Ohio Properties	959,760	0		0	0	959,760	0
Distributions paid or accrued
Regular Distribution, 2010 and 2011 and Distributions paid or accrued, 2009	(18,011,532)	(180,115)		(17,831,417)	0	0	0
Distribution of tier II earnings - Note 2	2,631,730	657,933		1,973,797	0	0	0
Net income (loss)	4,996,038	(691,312)		(5,278,378)	(1,522,846)	549,194	0
Unrealized Gain (Loss) on Securities	7,065,487	70,655		6,994,832	0	0	7,065,487
Balance at Dec. 31, 2012	183,970,931	(430,087)		207,383,087	(25,035,808)	2,053,739	7,161,381
Distributions paid or accrued
Proceeds from Issuance of Common Stock	60,003,863	0		60,003,863	0	0	0
Partners' Capital Account, Units at Dec. 31, 2012			42,772,928
Stock Issued During Period, Shares, New Issues			8,280,000
Deconsolidation of Discontinued Operations								$ 393,401	$ 14,064	$ 1,392,303	$ 0	$ (1,012,966)	$ 1,406,367	$ (1,314,018)	$ 0	$ 0	$ 0	$ (1,314,018)	$ 0
Deconsolidation of VIEs - Note 4	5,485,803	(2,104)		(208,267)	5,696,174	0	(210,370)
Available-for-sale Securities, Gross Realized Gain (Loss)	(651,849)	(6,518)		(645,331)	0		(651,849)
Distributions paid or accrued
Regular Distribution, 2010 and 2011 and Distributions paid or accrued, 2009	(21,178,686)	(211,786)		(20,966,900)	0	0	0
Foreclosure of Available-for-Sale Securities	(4,080,734)	(40,807)		(4,039,927)	0	0	4,080,734
Distribution of tier II earnings - Note 2	1,939,419	484,855		1,454,564	0	0	0
Net income (loss)	17,976,842	1,416,296		17,414,885	(1,116,262)	261,923	0
Unrealized Gain (Loss) on Securities	(27,062,400)	(270,624)		(26,791,776)	0	0	(27,062,400)
Balance at Dec. 31, 2013	203,122,765	16,671		223,573,312	(20,455,896)	(11,322)	(20,128,314)
Distributions paid or accrued
Proceeds from Issuance of Common Stock	48,213,603			48,213,603	0	0
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(4,852,177)	(48,522)		(4,803,655)	0	0	(4,852,177)
Partners' Capital Account, Units at Dec. 31, 2013			51,052,928
Stock Issued During Period, Shares, New Issues			9,200,000
Available-for-sale Securities, Gross Realized Gain (Loss)	(2,413,713)	(24,137)		(2,389,576)	0		$ (2,413,713)
Distributions paid or accrued
Regular Distribution, 2010 and 2011 and Distributions paid or accrued, 2009	(27,591,056)	(275,910)		(27,315,146)	0	0
Distribution of tier II earnings - Note 2	3,748,424	937,106		2,811,318	0	0
Net income (loss)	15,029,188	1,056,316		14,613,105	(635,560)	(4,673)	$ 0
Unrealized Gain (Loss) on Securities	62,852,308	628,523		62,223,785	0	0	62,852,308
Balance at Dec. 31, 2014	309,927,904	578,238		330,457,117	(21,091,456)	(15,995)	51,698,418
Distributions paid or accrued
Proceeds from Issuance of Common Stock	51,288,699	0		51,288,699	0	0	0
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	10,632,590	106,326		10,526,264	0	$ 0	10,632,590
Gain (Loss) on Sales of Mortgage Backed Securities (MBS)	$ 755,547	$ 7,555		$ 747,992	$ 0		$ 755,547
Partners' Capital Account, Units at Dec. 31, 2014			60,252,928